Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.” In the tables below, Mr. Lawson is referred to as “PEO 1” and Mr. Shipchandler is referred to as “PEO 2”.
In determining the “compensation actually paid” to our named executive officers (our “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (our “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(2)	Summary Compensation Table Total for PEO 2(3)	Compensation Actually Paid to PEO 2(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(9)	Non-GAAP Income (Loss) from Operations (millions)(10)
							Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	—	—	$24,291,917	$52,307,548	$9,540,980	$18,913,552	$42	$258	$34	$924
2024	$9,425,577	$3,248,458	$27,210,463	$65,586,042	$7,821,682	$17,386,888	$32	$208	($109)	$714.4
2023	$76,859	$2,493,698	—	—	$12,689,130	$16,376,998	$22	$152	($1,015)	$533.0
2022	$49,377,469	($19,994,765)	—	—	$29,982,991	($1,557,065)	$14	$97	($1,256)	($4.5)
2021	$14,625,745	($7,753,781)	—	—	$14,523,754	($2,409,804)	$78	$135	($950)	$2.5

(1)
Jeff Lawson served as our PEO during 2024 until January 8, 2024, and for the entirety of 2023, 2022, and 2021. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lawson for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lawson, as computed in accordance with Item 402(v) of Regulation S-K. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lawson during the applicable year. Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 1” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the adjustments made to Mr. Lawson’s total compensation for each of 2021, 2022, 2023, and 2024.

(3)
Khozema Shipchandler served as our CEO during 2025 and 2024, commencing on January 8, 2024. The dollar amount reported in column (d) is the amount of total compensation reported for Mr. Shipchandler for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Shipchandler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shipchandler during the applicable year. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shipchandler’s total compensation for 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2025	$24,291,917	($21,398,539)	$49,414,170	$52,307,548

Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 2” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see the proxy statement filed with the SEC on April 25, 2025, for the adjustments made to Mr. Shipchandler’s total compensation for 2024.
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025.
(b)
The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of 2025; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$25,085,686	$21,225,176	$2,408,951	$694,356	—	—	$49,414,170

Note that due to rounding, the number shown in the “Total Equity Award Adjustments” column may not match the exact number obtained by adding the numbers in the columns above.
(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs as a group (other than Mr. Shipchandler) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs included in this calculation for each year are:

•	2025 – Aidan Viggiano
•	2024 – Aidan Viggiano and Dana Wagner
•	2023 – Khozema Shipchandler, Elena Donio, Aidan Viggiano and Dana Wagner
•	2022 – Khozema Shipchandler, Elena Donio, Eyal Manor and Dana Wagner
•	2021 – Khozema Shipchandler, Eyal Manor, Marc Boroditsky, Dana Wagner, George Hu and Chee Chew
(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (other than Mr. Shipchandler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than Mr. Shipchandler) during the applicable year. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than Mr. Shipchandler) for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$9,540,980	($7,601,386)	$16,973,958	$18,913,552

Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO NEOs” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the adjustments made to the NEOs as a group (other than Mr. Shipchandler) total compensation for each of 2021, 2022, 2023 and 2024.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$7,917,413	$7,168,898	$1,321,911	$565,735	—	—	$16,973,958

Note that due to rounding, the number shown in the “Total Average Equity Award Adjustments” column may not match the exact number obtained by adding the numbers in the columns above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the equity award adjustments for each of 2021, 2022, 2023, and 2024.
(7)	TSR is determined based on the value of an initial fixed investment of $100 in our Class A common stock on December 31, 2020, assuming the reinvestment of any dividends.
(8)	The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index, which is an industry index reported in our most recent Annual Report on Form 10-K.
(9)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(10)
Non-GAAP income (loss) from operations is a non-GAAP financial measure. See Appendix C for non-GAAP definitions and reconciliations. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that non-GAAP income from operations is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name		Non-GAAP income (loss) from operations
Named Executive Officers, Footnote
(1)
Jeff Lawson served as our PEO during 2024 until January 8, 2024, and for the entirety of 2023, 2022, and 2021. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lawson for each corresponding year in the “Total” column of the Summary Compensation Table for the applicable year.

(3)
Khozema Shipchandler served as our CEO during 2025 and 2024, commencing on January 8, 2024. The dollar amount reported in column (d) is the amount of total compensation reported for Mr. Shipchandler for the corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for our NEOs as a group (other than Mr. Shipchandler) in the “Total” column of the Summary Compensation Table in each applicable year. Our NEOs included in this calculation for each year are:

•	2025 – Aidan Viggiano
•	2024 – Aidan Viggiano and Dana Wagner
•	2023 – Khozema Shipchandler, Elena Donio, Aidan Viggiano and Dana Wagner
•	2022 – Khozema Shipchandler, Elena Donio, Eyal Manor and Dana Wagner
•	2021 – Khozema Shipchandler, Eyal Manor, Marc Boroditsky, Dana Wagner, George Hu and Chee Chew

Peer Group Issuers, Footnote
(8)	The peer group used for this purpose is the following published industry index: S&P 500 Information Technology Index, which is an industry index reported in our most recent Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lawson, as computed in accordance with Item 402(v) of Regulation S-K. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lawson during the applicable year. Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 1” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the adjustments made to Mr. Lawson’s total compensation for each of 2021, 2022, 2023, and 2024.

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Shipchandler, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shipchandler during the applicable year. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shipchandler’s total compensation for 2025 to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 2
2025	$24,291,917	($21,398,539)	$49,414,170	$52,307,548

Note that due to rounding, the number shown in the “Compensation Actually Paid to PEO 2” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see the proxy statement filed with the SEC on April 25, 2025, for the adjustments made to Mr. Shipchandler’s total compensation for 2024.
(a)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025.
(b)
The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of 2025; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$25,085,686	$21,225,176	$2,408,951	$694,356	—	—	$49,414,170

Note that due to rounding, the number shown in the “Total Equity Award Adjustments” column may not match the exact number obtained by adding the numbers in the columns above.

Non-PEO NEO Average Total Compensation Amount		$ 9,540,980		$ 7,821,682	$ 12,689,130	$ 29,982,991	$ 14,523,754
Non-PEO NEO Average Compensation Actually Paid Amount		$ 18,913,552		17,386,888	16,376,998	(1,557,065)	(2,409,804)
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (other than Mr. Shipchandler), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than Mr. Shipchandler) during the applicable year. The company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than Mr. Shipchandler) for 2025 to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$9,540,980	($7,601,386)	$16,973,958	$18,913,552

Note that due to rounding, the number shown in the “Average Compensation Actually Paid to Non-PEO NEOs” column may not match the exact number obtained by adding and subtracting the numbers in the prior columns or shown above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the adjustments made to the NEOs as a group (other than Mr. Shipchandler) total compensation for each of 2021, 2022, 2023 and 2024.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$7,917,413	$7,168,898	$1,321,911	$565,735	—	—	$16,973,958

Note that due to rounding, the number shown in the “Total Average Equity Award Adjustments” column may not match the exact number obtained by adding the numbers in the columns above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the equity award adjustments for each of 2021, 2022, 2023, and 2024.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table sets forth an unranked list of the most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.
•	Non-GAAP income from operations
•	Organic revenue growth
•	Free cash flow
Non-GAAP income from operations, organic revenue growth and free cash flow are non-GAAP financial measures. See Appendix C for more information.

Total Shareholder Return Amount		$ 42		32	22	14	78
Peer Group Total Shareholder Return Amount		258		208	152	97	135
Net Income (Loss)		$ 34,000,000		$ (109,000,000)	$ (1,015,000,000)	$ (1,256,000,000)	$ (950,000,000)
Company Selected Measure Amount		924,000,000		714,400,000	533,000,000	(4,500,000)	2,500,000
PEO Name	Jeff Lawson	Khozema Shipchandler	Khozema Shipchandler		Jeff Lawson	Jeff Lawson	Jeff Lawson
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of 2025; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$25,085,686	$21,225,176	$2,408,951	$694,356	—	—	$49,414,170

Note that due to rounding, the number shown in the “Total Equity Award Adjustments” column may not match the exact number obtained by adding the numbers in the columns above.
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$7,917,413	$7,168,898	$1,321,911	$565,735	—	—	$16,973,958

Note that due to rounding, the number shown in the “Total Average Equity Award Adjustments” column may not match the exact number obtained by adding the numbers in the columns above. Please see the proxy statement filed with the SEC on April 26, 2024, and on April 25, 2025, for the equity award adjustments for each of 2021, 2022, 2023, and 2024.

Measure:: 1
Pay vs Performance Disclosure
Name		Non-GAAP income from operations
Non-GAAP Measure Description
(10)
Non-GAAP income (loss) from operations is a non-GAAP financial measure. See Appendix C for non-GAAP definitions and reconciliations. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that non-GAAP income from operations is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name		Organic revenue growth
Non-GAAP Measure Description		Non-GAAP income from operations, organic revenue growth and free cash flow are non-GAAP financial measures. See Appendix C for more information.
Measure:: 3
Pay vs Performance Disclosure
Name		Free cash flow
Non-GAAP Measure Description		Non-GAAP income from operations, organic revenue growth and free cash flow are non-GAAP financial measures. See Appendix C for more information.
Jeff Lawson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0		$ 9,425,577	$ 76,859	$ 49,377,469	$ 14,625,745
PEO Actually Paid Compensation Amount		0		3,248,458	2,493,698	(19,994,765)	(7,753,781)
Khozema Shipchandler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		24,291,917		27,210,463	0	0	0
PEO Actually Paid Compensation Amount		52,307,548		$ 65,586,042	$ 0	$ 0	$ 0
PEO | Khozema Shipchandler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,398,539)
PEO | Khozema Shipchandler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,414,170
PEO | Khozema Shipchandler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,085,686
PEO | Khozema Shipchandler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,225,176
PEO | Khozema Shipchandler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,408,951
PEO | Khozema Shipchandler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		694,356
PEO | Khozema Shipchandler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Khozema Shipchandler [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,601,386)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,973,958
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,917,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,168,898
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,321,911
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		565,735
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0